                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY EUROPEAN EQUITY FUND INC. PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended April 30, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED APRIL 30, 2005

                                                     MORGAN
                                                    STANLEY        LIPPER
                                                    CAPITAL      EUROPEAN
                                              INTERNATIONAL        REGION
                                                     (MSCI)         FUNDS
CLASS A    CLASS B    CLASS C    CLASS D    EUROPE INDEX(1)      INDEX(2)
   7.67%      7.72%      7.18%      7.78%              9.55%        10.85%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE 6 MONTHS ENDED APRIL 30, 2005, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MARKET CONDITIONS

Conditions in developed European equity markets were generally mixed for the six months ended April 30, 2005. Although lower oil prices contributed to the strength of many markets towards the end of 2004, the return of high oil prices and growing concerns over economic performance slowed the markets later in the period. Over the six months, data generally pointed to weakening economic conditions in Europe as industrial production, consumer confidence and retail sales faltered significantly. The export sector, which has been the driving force behind European economic growth in recent years, also underperformed expectations during the reporting period, thereby contributing to waning investor confidence.

The U.K. modestly outperformed the European market for the six months, despite signs that rising interest rates had begun to slow the country's economy. U.K. retailers of discretionary goods became more pessimistic during the six months, prompting a number of analysts to scale back their earnings expectations for the sector. Meanwhile, France saw some improved economic news in the period as the country's housing market gained momentum and supported confidence among consumers. In contrast, Germany experienced a number of economic setbacks in the period. Germany continued to suffer from a particularly weak domestic economy, and Italian manufacturing and services showed signs of contraction.

PERFORMANCE ANALYSIS

Morgan Stanley European Equity Fund underperformed the Morgan Stanley Capital International (MSCI) Europe Index and the Lipper European Region Funds Index for the six months ended April 30, 2005, assuming no deduction of applicable sales charges. Stock selection was largely responsible for the Fund's underperformance, with holdings in the banking, media and capital goods sectors in particular detracting from gains. Within the banking sector, the Fund suffered from a lack of exposure to the larger U.K. mortgage lenders, which performed well in the first half of the period as the country appeared to come to the end of its monetary tightening cycle. A number of the Fund's banking holdings, meanwhile, lagged the overall sector. The Fund was also hurt by a lack of exposure to many of the media stocks that posted strong gains for the period. Several media stock positions hurt the Fund's relative performance due to a lack of momentum in restructuring and investors' concerns over the future margins of these companies. In the capital goods sector, the solid performance of a number of holdings was offset by the Fund's lack of emphasis in export-orientated stocks that benefited from the strength of demand from Asia and the oil industry.

Although these positions led the Fund to underperform its benchmarks, other holdings were much more positive for the Fund. Stock selection in the insurance sector boosted returns due to the Fund's exposure to a number of life insurance companies, which generally benefited from the gains made by the equity market. A number of holdings in the materials sector also helped the Fund, as companies within the chemical, gas and mining industries made gains in part due to strong demand from Asia. Several food, beverage and tobacco holdings further added to the Fund's returns. They benefited from improving fundamentals as well as from their defensive characteristics during a period in which many investors became more cautious.

In general, the Fund's positioning became more defensive over the six months ended April 30, 2005. While decreasing exposure to consumer discretionary stocks, the Fund increased its allocation to consumer staples stocks and pharmaceutical companies over the period. By the end of the six months, the Fund was underweighted in technology, materials and industrials companies relative to the MSCI Europe Index.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

   TOP 10 HOLDINGS

   Novartis AG (Registered Shares)                   4.0%
   GlaxoSmithKline PLC                               3.8
   Total S.A.                                        3.5
   UBS AG (Registered Shares)                        3.3
   Vodafone Group PLC                                3.1
   BP PLC                                            3.1
   Banco Bilbao Vizcaya Argentaria, S.A.             3.1
   BNP Paribas S.A.                                  3.0
   Royal Bank of Scotland Group PLC                  2.9
   Royal Dutch Petroleum Co.                         2.8

   TOP FIVE COUNTRIES

   United Kingdom                                   32.4%
   France                                           14.2
   Netherlands                                      14.2
   Switzerland                                      11.4
   Germany                                          10.5

DATA AS OF APRIL 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN THE SECURITIES OF ISSUERS LOCATED IN EUROPEAN COUNTRIES. A COMPANY IS CONSIDERED TO BE LOCATED IN EUROPE IF (i) IT IS ORGANIZED UNDER THE LAWS OF A EUROPEAN COUNTRY AND HAS A PRINCIPAL OFFICE IN A EUROPEAN COUNTRY; (ii) IT DERIVES AT LEAST 50 PERCENT OF ITS TOTAL REVENUES FROM BUSINESSES IN EUROPE; OR (iii) ITS EQUITY SECURITIES ARE TRADED PRINCIPALLY ON A STOCK EXCHANGE IN EUROPE. THE PRINCIPAL COUNTRIES IN WHICH THE FUND INVESTS ARE FRANCE, THE UNITED KINGDOM, GERMANY, THE NETHERLANDS, SPAIN, SWEDEN, SWITZERLAND AND ITALY.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC

REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2005

                           CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES+         CLASS D SHARES++
                          (SINCE 07/28/97)        (SINCE 06/01/90)        (SINCE 07/28/97)        (SINCE 07/28/97)
   SYMBOL                           EUGAX                   EUGBX                   EUGCX                   EUGDX
    1 YEAR                           11.54%(3)               11.65%(3)               10.65%(3)               11.83%(3)
                                      5.68(4)                 6.65(4)                 9.65(4)
    5 YEARS                          (2.05)(3)               (2.48)(3)               (2.79)(3)               (1.82)(3)
                                     (3.10)(4)               (2.81)(4)               (2.79)(4)                  --
    10 YEARS                            --                    8.71(3)                   --                      --
                                        --                    8.71(4)                   --                      --
    SINCE INCEPTION                   4.99(3)                 8.83(3)                 4.19(3)                 5.38(3)
                                      4.26(4)                 8.83(4)                 4.19(4)                   --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, PORTUGAL, SPAIN, SWEDEN, SWITZERLAND AND THE UNITED KINGDOM. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUME REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER EUROPEAN REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER EUROPEAN REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/04 - 04/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING         ENDING       EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                     -------------   -------------   ---------------
                                                                                        11/01/04 -
                                                       11/01/04        04/30/05          04/30/05
                                                     -------------   -------------   ---------------
CLASS A
Actual (7.67% return)                                $    1,000.00   $    1,076.70   $          7.36
Hypothetical (5% annual return before expenses)      $    1,000.00   $    1,017.70   $          7.15

CLASS B
Actual (7.72% return)                                $    1,000.00   $    1,077.20   $          6.70
Hypothetical (5% annual return before expenses)      $    1,000.00   $    1,018.35   $          6.51

CLASS C
Actual (7.18% return)                                $    1,000.00   $    1,071.80   $         11.15
Hypothetical (5% annual return before expenses)      $    1,000.00   $    1,014.03   $         10.84

CLASS D
Actual (7.78% return)                                $    1,000.00   $    1,077.80   $          6.13
Hypothetical (5% annual return before expenses)      $    1,000.00   $    1,018.89   $          5.96

----------
     * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.43%, 1.30%, 2.17% AND 1.19% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement and the Sub-Advisor (an affiliated company of the Investment Adviser) under the Sub-Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser, the Sub-Advisor and the Administrator are referred to, collectively, as the "Adviser" and the Investment Advisory, the Sub-Advisory and Administration Agreements are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board discussed with the Adviser possible steps to improve performance. The Adviser informed the Board that, in order to try to improve performance, it changed the portfolio manager, made a management strategy change and was in the process of strengthening the research resources available to the Fund through hiring of key experienced research analysts, whose names and areas of research experience were provided to the Board. The Board concluded that the action taken by the Adviser was appropriate and acceptable.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was slightly higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; but
(ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee was competitive with the management fees charged by other investment advisers considering that the Adviser's overall management of the Fund resulted in lower total expenses compared to its expense peer group average.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
PORTFOLIO OF INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                    VALUE
--------------------------------------------------------------------
             COMMON STOCKS (98.7%) (a)

             AUSTRIA (0.9%)
             MAJOR TELECOMMUNICATIONS
   320,265   Telekom Austria AG                        $   6,151,324
                                                       -------------
             DENMARK (2.3%)
             BEVERAGES: ALCOHOLIC
   175,793   Carlsberg A/S (Series B)                      8,622,927
                                                       -------------
             PHARMACEUTICALS: MAJOR
   133,894   Novo Nordisk A/S (Series B)                   6,746,596
                                                       -------------
             TOTAL DENMARK                                15,369,523
                                                       -------------
             FINLAND (1.0%)
             MULTI-LINE INSURANCE
   500,142   Sampo Oyj (A Shares)                          6,970,074
                                                       -------------
             FRANCE (14.2%)
             BROADCASTING
   188,690   M6 Metropole Television                       4,868,099
                                                       -------------
             ELECTRICAL PRODUCTS
   152,739   Schneider Electric S.A.                      10,990,518
                                                       -------------
             INTEGRATED OIL
   105,114   Total S.A.                                   23,313,457
                                                       -------------
             INTERNET SOFTWARE/SERVICES
   157,889   Business Objects S.A.*                        4,088,751
                                                       -------------
             MAJOR BANKS
   310,141   BNP Paribas S.A.                             20,424,316
                                                       -------------
             MAJOR TELECOMMUNICATIONS
   520,304   France Telecom S.A.                          15,222,060
                                                       -------------
             MULTI-LINE INSURANCE
   386,131   Axa                                           9,513,358
                                                       -------------
             PHARMACEUTICALS: MAJOR
    77,960   Sanofi-Aventis                                6,899,374
                                                       -------------
             TOTAL FRANCE                                 95,319,933
                                                       -------------
             GERMANY (10.5%)
             INDUSTRIAL CONGLOMERATES
   182,673   Siemens AG
              (Registered Shares)                         13,383,040
                                                       -------------
             MAJOR BANKS
   150,580   Deutsche Bank AG
              (Registered Shares)                      $  12,296,340
                                                       -------------
             MAJOR TELECOMMUNICATIONS
   562,358   Deutsche Telekom AG
              (Registered Shares)                         10,503,377
                                                       -------------
             MEDICAL/NURSING SERVICES
    86,176   Fresenius Medical Care AG                     6,914,387
                                                       -------------
             MOTOR VEHICLES
   220,885   Bayerische Motoren Werke
              (BMW) AG                                     9,351,773
   106,129   Volkswagen AG                                 4,416,778
                                                       -------------
                                                          13,768,551
                                                       -------------
             MULTI-LINE INSURANCE
   115,538   Allianz AG (Registered Shares)               13,822,569
                                                       -------------
             TOTAL GERMANY                                70,688,264
                                                       -------------
             ITALY (3.2%)
             INTEGRATED OIL
   476,616   ENI SpA                                      11,963,213
                                                       -------------
             MAJOR BANKS
 1,738,165   UniCredito Italiano SpA                       9,747,098
                                                       -------------
             TOTAL ITALY                                  21,710,311
                                                       -------------
             NETHERLANDS (14.2%)
             AIR FREIGHT/COURIERS
   386,586   TNT NV                                       10,508,427
                                                       -------------
             ELECTRONIC PRODUCTION EQUIPMENT
   787,010   ASML Holding NV*                             11,368,474
                                                       -------------
             FINANCIAL CONGLOMERATES
   467,876   ING Groep NV
              (Share Certificates)                        12,820,979
                                                       -------------
             FOOD RETAIL
   408,641   Koninklijke Ahold NV*                         3,099,389
                                                       -------------
             FOOD: SPECIALTY/CANDY
   169,452   Royal Numico NV*                              7,013,435
                                                       -------------
             INTEGRATED OIL
   321,621   Royal Dutch Petroleum Co.                    18,747,013
                                                       -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                    VALUE
--------------------------------------------------------------------
             MAJOR TELECOMMUNICATIONS
 1,523,277   Koninklijke (Royal) KPN NV                $  12,706,618
                                                       -------------
             PUBLISHING: BOOKS/MAGAZINES
   240,600   VNU NV                                        6,767,997
   678,909   Wolters Kluwer NV
              (Share Certificates)                        12,078,201
                                                       -------------
                                                          18,846,198
                                                       -------------
             TOTAL NETHERLANDS                            95,110,533
                                                       -------------
             SPAIN (5.3%)
             MAJOR BANKS
 1,343,335   Banco Bilbao Vizcaya
              Argentaria, S.A.                            20,796,907
   852,774   Banco Santander
              Central Hispano, S.A.                        9,951,363
                                                       -------------
                                                          30,748,270
                                                       -------------
             TOBACCO
   119,226   Altadis, S.A.                                 5,056,807
                                                       -------------
             TOTAL SPAIN                                  35,805,077
                                                       -------------
             SWEDEN (3.3%)
             INDUSTRIAL MACHINERY
   259,236   Sandvik AB                                   10,159,701
                                                       -------------
             MAJOR BANKS
   502,319   ForeningsSparbanken AB                       11,822,089
                                                       -------------
             TOTAL SWEDEN                                 21,981,790
                                                       -------------
             SWITZERLAND (11.4%)
             FINANCIAL CONGLOMERATES
   278,974   UBS AG (Registered Shares)                   22,340,371
                                                       -------------
             FOOD: MAJOR DIVERSIFIED
    43,900   Nestle S.A.
              (Registered Shares)                         11,514,220
                                                       -------------
             MAJOR BANKS
   159,513   Credit Suisse Group*                          6,706,578
                                                       -------------
             PHARMACEUTICALS: MAJOR
   549,789   Novartis AG
              (Registered Shares)                         26,722,169
    77,284   Roche Holding AG                          $   9,338,459
                                                       -------------
                                                          36,060,628
                                                       -------------
             TOTAL SWITZERLAND                            76,621,797
                                                       -------------
             UNITED KINGDOM (32.4%)
             CABLE/SATELLITE TV
 1,517,357   British Sky
              Broadcasting Group PLC                      15,697,052
                                                       -------------
             CHEMICALS: SPECIALTY
   494,292   BOC Group PLC                                 9,155,244
                                                       -------------
             ELECTRIC UTILITIES
 1,808,815   International Power PLC*                      6,298,420
                                                       -------------
             FOOD RETAIL
 3,679,492   Morrison (W.M.)
              Supermarkets PLC                            13,686,067
 1,200,549   Tesco PLC                                     7,081,841
                                                       -------------
                                                          20,767,908
                                                       -------------
             FOOD: SPECIALTY/CANDY
 1,091,907   Cadbury Schweppes PLC                        10,974,090
                                                       -------------
             HOTELS/RESORTS/CRUISELINES
   131,422   Carnival PLC                                  6,781,111
                                                       -------------
             HOUSEHOLD/PERSONAL CARE
   223,918   Reckitt Benckiser PLC                         7,266,812
                                                       -------------
             INTEGRATED OIL
 2,054,816   BP PLC                                       20,920,889
   708,519   Shell Transport &
              Trading Co. PLC                              6,342,093
                                                       -------------
                                                          27,262,982
                                                       -------------
             INVESTMENT MANAGERS
 1,313,305   Amvescap PLC                                  7,630,995
                                                       -------------
             LIFE/HEALTH INSURANCE
 1,392,418   Prudential PLC                               12,550,874
                                                       -------------
             MAJOR BANKS
   655,724   Royal Bank of Scotland
              Group PLC                                   19,774,641
   166,987   Standard Chartered PLC                        3,009,791
                                                       -------------
                                                          22,784,432
                                                       -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                    VALUE
--------------------------------------------------------------------

             MEDICAL SPECIALTIES
   795,541   Smith & Nephew PLC                        $   8,186,159
                                                       -------------
             PHARMACEUTICALS: MAJOR
   161,136   AstraZeneca PLC                               7,062,121
 1,003,026   GlaxoSmithKline PLC                          25,234,674
                                                       -------------
                                                          32,296,795
                                                       -------------
             WIRELESS TELECOMMUNICATIONS
 3,791,849   O2 PLC*                                       8,514,398
 8,093,971   Vodafone Group PLC                           21,116,632
                                                       -------------
                                                          29,631,030
                                                       -------------
             TOTAL UNITED KINGDOM                        217,283,904
                                                       -------------
             TOTAL COMMON STOCKS
              (COST $544,452,697)                        663,012,530
                                                       -------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
             SHORT-TERM INVESTMENT (1.0%)
             REPURCHASE AGREEMENT
$    6,752   Joint repurchase agreement
              account 2.95% due
              05/02/05 (dated 04/29/05;
              proceeds $6,753,660) (b)
              (COST $6,752,000)                            6,752,000
                                                       -------------
TOTAL INVESTMENTS
 (COST $551,204,697) (c)                   99.7%         669,764,530
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                0.3            1,841,681
                                          -----        -------------
NET ASSETS                                100.0%       $ 671,606,211
                                          =====        =============

--------
 *   NON-INCOME PRODUCING SECURITY.

(a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $663,012,530 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.

(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $125,727,927 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,168,094, RESULTING IN NET UNREALIZED APPRECIATION OF $118,559,833.

                        SEE NOTES TO FINANCIAL STATEMENTS

SUMMARY OF INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

                                                                      PERCENT OF
INDUSTRY                                                  VALUE       NET ASSETS
--------------------------------------------------------------------------------
Major Banks                                          $   114,529,123     17.1%
Pharmaceuticals: Major                                    82,003,393     12.2
Integrated Oil                                            81,286,665     12.1
Major Telecommunications                                  44,583,379      6.6
Financial Conglomerates                                   35,161,350      5.2
Multi-Line Insurance                                      30,306,001      4.5
Wireless Telecommunications                               29,631,030      4.4
Food Retail                                               23,867,297      3.6
Publishing: Books/Magazines                               18,846,198      2.8
Food: Specialty/Candy                                     17,987,525      2.7
Cable/Satellite TV                                        15,697,052      2.3
Motor Vehicles                                            13,768,551      2.1
Industrial Conglomerates                                  13,383,040      2.0
Life/Health Insurance                                     12,550,874      1.9
Food: Major Diversified                                   11,514,220      1.7
Electronic Production Equipment                           11,368,474      1.7
Electrical Products                                       10,990,518      1.6
Air Freight/Couriers                                      10,508,427      1.6
Industrial Machinery                                      10,159,701      1.5
Chemicals: Specialty                                       9,155,244      1.4
Beverages: Alcoholic                                       8,622,927      1.3
Medical Specialties                                        8,186,159      1.2
Investment Managers                                        7,630,995      1.1
Household/Personal Care                                    7,266,812      1.1
Medical/Nursing Services                                   6,914,387      1.0
Hotels/Resorts/Cruiselines                                 6,781,111      1.0
Repurchase Agreement                                       6,752,000      1.0
Electric Utilities                                         6,298,420      0.9
Tobacco                                                    5,056,807      0.8
Broadcasting                                               4,868,099      0.7
Internet Software/Services                                 4,088,751      0.6
                                                     ---------------     ----
                                                     $   669,764,530     99.7%
                                                     ===============     ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN EQUITY FUND INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $551,204,697)                       $    669,764,530
Cash                                                                                   390,717
Receivable for:
  Dividends                                                                          2,353,713
  Foreign withholding taxes reclaimed                                                  702,048
  Capital stock sold                                                                    76,589
Prepaid expenses and other assets                                                       90,822
Receivable from affiliate                                                              421,523
                                                                              ----------------
    TOTAL ASSETS                                                                   673,799,942
                                                                              ----------------
LIABILITIES:
Payable for:
  Capital stock redeemed                                                               938,746
  Distribution fee                                                                     490,392
  Investment advisory fee                                                              488,512
  Administration fee                                                                    45,655
Accrued expenses and other payables                                                    230,426
                                                                              ----------------
    TOTAL LIABILITIES                                                                2,193,731
                                                                              ----------------
    NET ASSETS                                                                $    671,606,211
                                                                              ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                               $    725,183,588
Net unrealized appreciation                                                        118,561,233
Accumulated undistributed net investment income                                      4,778,627
Accumulated net realized loss                                                     (176,917,237)
                                                                              ----------------
    NET ASSETS                                                                $    671,606,211
                                                                              ================
CLASS A SHARES:
Net Assets                                                                    $    414,421,422
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                         25,856,329
    NET ASSET VALUE PER SHARE                                                 $          16.03
                                                                              ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                           $          16.92
                                                                              ================
CLASS B SHARES:
Net Assets                                                                    $    235,894,909
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                         15,238,667
    NET ASSET VALUE PER SHARE                                                 $          15.48
                                                                              ================
CLASS C SHARES:
Net Assets                                                                    $     15,614,317
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                          1,015,072
    NET ASSET VALUE PER SHARE                                                 $          15.38
                                                                              ================
CLASS D SHARES:
Net Assets                                                                    $      5,675,563
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                            344,092
    NET ASSET VALUE PER SHARE                                                 $          16.49
                                                                              ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $1,012,225 foreign withholding tax)                         $      9,684,872
Interest                                                                                63,888
                                                                              ----------------
    TOTAL INCOME                                                                     9,748,760
                                                                              ----------------
EXPENSES
Investment advisory fee                                                              3,115,500
Transfer agent fees and expenses                                                       625,406
Distribution fee (Class A shares)                                                       39,285
Distribution fee (Class B shares)                                                      392,357
Distribution fee (Class C shares)                                                       83,387
Administration fee                                                                     291,856
Custodian fees                                                                         129,723
Shareholder reports and notices                                                         66,217
Professional fees                                                                       41,126
Registration fees                                                                       26,141
Directors' fees and expenses                                                             8,269
Other                                                                                   30,877
                                                                              ----------------
   TOTAL EXPENSES                                                                    4,850,144
                                                                              ----------------
   NET INVESTMENT INCOME                                                             4,898,616
                                                                              ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                         67,457,581
Foreign exchange transactions                                                          489,896
                                                                              ----------------
   NET REALIZED GAIN                                                                67,947,477
                                                                              ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                        (15,486,617)
Translation of forward foreign currency contracts, other assets and
  liabilities denominated in foreign currencies                                       (206,261)
                                                                              ----------------
   NET DEPRECIATION                                                                (15,692,878)
                                                                              ----------------
   NET GAIN                                                                         52,254,599
                                                                              ----------------
NET INCREASE                                                                  $     57,153,215
                                                                              ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX       FOR THE YEAR
                                                                           MONTHS ENDED           ENDED
                                                                          APRIL 30, 2005    OCTOBER 31, 2004
                                                                         ----------------   ----------------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $      4,898,616   $      7,812,438
Net realized gain                                                              67,947,477         90,386,379
Net change in unrealized appreciation                                         (15,692,878)        10,372,445
                                                                         ----------------   ----------------

    NET INCREASE                                                               57,153,215        108,571,262
                                                                         ----------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                   (104,311)          (125,548)
Class B shares                                                                 (6,500,714)        (2,575,184)
Class C shares                                                                         --            (13,766)
Class D shares                                                                    (63,363)          (445,988)
                                                                         ----------------   ----------------

    TOTAL DIVIDENDS                                                            (6,668,388)        (3,160,486)
                                                                         ----------------   ----------------

Net decrease from capital stock transactions                                 (105,049,437)      (234,452,558)
                                                                         ----------------   ----------------

    NET DECREASE                                                              (54,564,610)      (129,041,782)

NET ASSETS:
Beginning of period                                                           726,170,821        855,212,603
                                                                         ----------------   ----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$4,778,627 AND $6,548,399, RESPECTIVELY)                                 $    671,606,211   $    726,170,821
                                                                         ================   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN EQUITY FUND INC.

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley European Equity Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund;

(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of net assets not exceeding $500 million; 0.82% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Adviser, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $1,246,200 for the six months ended April 30, 2005.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of April 30, 2005. For the six months ended April 30, 2005, the distribution fee was accrued for Class B shares at the annual rate of 0.11%. At April 30, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate of $421,523, which represents payments by the Distributor.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.98%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $210,018 and $554, respectively and received $13,100 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2005 aggregated $233,553,587 and $331,602,640, respectively. Included in the aforementioned transactions are purchases of $375,730 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Advisor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $3,466. At April 30, 2005, the Fund had an accrued pension liability of $60,980 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2005, investments in securities of issuers in the United Kingdom represented 32.4% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                      FOR THE SIX                          FOR THE YEAR
                                                                     MONTHS ENDED                              ENDED
                                                                    APRIL 30, 2005                       OCTOBER 31, 2004
                                                          ----------------------------------    ----------------------------------
                                                                     (UNAUDITED)
                                                              SHARES             AMOUNT             SHARES             AMOUNT
                                                          ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                              108,403    $     1,779,420            344,522    $     5,072,788
Conversion from Class B                                        25,157,378        411,071,562
Reinvestment of dividends and distributions                         5,562             91,381              7,674            110,742
Redeemed                                                         (433,050)        (7,010,992)          (583,125)        (8,530,247)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A                             24,838,293        405,931,371           (230,929)        (3,346,717)
                                                          ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                              492,209          7,755,690          1,239,609         17,507,893
Conversion to Class A                                         (26,066,681)      (411,071,562)
Reinvestment of dividends and distributions                       369,059          5,853,268            166,797          2,323,489
Redeemed                                                       (6,937,831)      (109,227,990)       (14,834,405)      (208,156,645)
                                                          ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                                       (32,143,244)      (506,690,594)       (13,427,999)      (188,325,263)
                                                          ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                               41,623            645,286            117,097          1,647,604
Reinvestment of dividends and distributions                            --                 --                941             13,081
Redeemed                                                         (205,891)        (3,218,984)          (397,311)        (5,549,360)
                                                          ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                                          (164,268)        (2,573,698)          (279,273)        (3,888,675)
                                                          ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                               36,047            604,883            128,108          1,938,286
Reinvestment of dividends and distributions                         3,455             58,396              4,805             71,313
Redeemed                                                         (141,726)        (2,379,795)        (2,784,964)       (40,901,502)
                                                          ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                                          (102,224)        (1,716,516)        (2,652,051)       (38,891,903)
                                                          ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                                           (7,571,443)   $  (105,049,437)       (16,590,252)   $  (234,452,558)
                                                          ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2004, the Fund had a net capital loss carryforward of $239,296,219 of which $81,217,815 will expire on October 31, 2009, $103,743,465 will expire on October 31, 2010 and $54,334,939 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and foreign tax credit pass-through.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY EUROPEAN EQUITY FUND INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                  FOR THE SIX                      FOR THE YEAR ENDED OCTOBER 31
                                                 MONTHS ENDED      ------------------------------------------------------------
                                                APRIL 30, 2005       2004         2003        2002         2001         2000
                                                --------------     ---------    ---------   ---------    ---------    ---------
                                                 (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $        14.99     $   13.30    $   11.51   $   13.35    $   20.17    $   20.70
                                                --------------     ---------    ---------   ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income++                                 0.11          0.11         0.12        0.06         0.07         0.05
  Net realized and unrealized
   gain (loss)                                            1.04          1.68         1.67       (1.67)       (3.71)        2.34
                                                --------------     ---------    ---------   ---------    ---------    ---------
Total income (loss) from
 investment operations                                    1.15          1.79         1.79       (1.61)       (3.64)        2.39
                                                --------------     ---------    ---------   ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                                  (0.11)        (0.10)           -       (0.23)           -            -
  Net realized gain                                          -             -            -           -        (3.18)       (2.92)
                                                --------------     ---------    ---------   ---------    ---------    ---------
Total dividends and distributions                        (0.11)        (0.10)           -       (0.23)       (3.18)       (2.92)
                                                --------------     ---------    ---------   ---------    ---------    ---------
Net asset value, end of period                  $        16.03     $   14.99    $   13.30   $   11.51    $   13.35    $   20.17
                                                ==============     =========    =========   =========    =========    =========
TOTAL RETURN+                                             7.67%(1)     13.51%       15.55%     (12.41)%     (21.07)%      10.92%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                  1.43%(2)      1.43%        1.45%       1.38%        1.27%        1.29%
Net investment income                                     1.24%(2)      0.79%        0.79%       0.41%        0.43%        0.23%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                   $      414,421     $  15,265    $  16,612   $  18,294    $  22,604    $  53,012
Portfolio turnover rate                                     32%(1)        89%          89%         51%          86%          71%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31
                                               MONTHS ENDED      ----------------------------------------------------------------
                                              APRIL 30, 2005       2004           2003          2002         2001         2000
                                              --------------     ---------      ---------     ---------    ---------    ---------
                                               (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period          $        14.50     $   12.79      $   11.12     $   12.88    $   19.70    $   20.41
                                              --------------     ---------      ---------     ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                        0.11          0.13           0.03         (0.05)       (0.06)       (0.11)
  Net realized and unrealized gain (loss)               1.01          1.62           1.64         (1.62)       (3.58)        2.32
                                              --------------     ---------      ---------     ---------    ---------    ---------
Total income (loss) from
 investment operations                                  1.12          1.75           1.67         (1.67)       (3.64)        2.21
                                              --------------     ---------      ---------     ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                                (0.14)        (0.04)             -         (0.09)           -            -
  Net realized gain                                        -             -              -             -        (3.18)       (2.92)
                                              --------------     ---------      ---------     ---------    ---------    ---------
Total dividends and distributions                      (0.14)        (0.04)             -         (0.09)       (3.18)       (2.92)
                                              --------------     ---------      ---------     ---------    ---------    ---------
Net asset value, end of period                $        15.48     $   14.50      $   12.79     $   11.12    $   12.88    $   19.70
                                              ==============     =========      =========     =========    =========    =========
TOTAL RETURN+                                           7.72%(1)     13.73%         15.02%       (13.11)%     (21.68)%      10.05%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                1.30%(2)      1.26%(4)       1.94%(4)      2.15%        2.10%        2.05%
Net investment income (loss)                            1.37%(2)      0.96%(4)       0.30%(4)     (0.36)%      (0.40)%      (0.53)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions        $          236     $     687      $     778     $     870    $   1,335    $   2,206
Portfolio turnover rate                                   32%(1)        89%            89%           51%          86%          71%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                        EXPENSE    NET INVESTMENT
                      PERIOD ENDED       RATIO      INCOME RATIO
                    ----------------    -------    --------------
                    OCTOBER 31, 2004       1.82%             0.40%
                    OCTOBER 31, 2003       2.20%             0.04%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX                      FOR THE YEAR ENDED OCTOBER 31
                                                 MONTHS ENDED      ------------------------------------------------------------
                                                APRIL 30, 2005       2004         2003        2002         2001         2000
                                                --------------     ---------    ---------   ---------    ---------    ---------
                                                 (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $        14.35     $   12.74    $   11.11   $   12.85    $   19.67    $   20.38
                                                --------------     ---------    ---------   ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                          0.04          0.00         0.00       (0.04)       (0.06)       (0.11)
  Net realized and
   unrealized gain (loss)                                 0.99          1.62         1.63       (1.61)       (3.58)        2.32
                                                --------------     ---------    ---------   ---------    ---------    ---------
Total income (loss) from
 investment operations                                    1.03          1.62         1.63       (1.65)       (3.64)        2.21
                                                --------------     ---------    ---------   ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                                      -         (0.01)           -       (0.09)           -            -
  Net realized gain                                          -             -            -           -        (3.18)       (2.92)
                                                --------------     ---------    ---------   ---------    ---------    ---------
Total dividends and distributions                         0.00         (0.01)           -       (0.09)       (3.18)       (2.92)
                                                --------------     ---------    ---------   ---------    ---------    ---------
Net asset value, end of period                  $        15.38     $   14.35    $   12.74   $   11.11    $   12.85    $   19.67
                                                ==============     =========    =========   =========    =========    =========
TOTAL RETURN+                                             7.18%(1)     12.72%       14.67%     (12.98)%     (21.76)%      10.11%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                  2.17%(2)      2.19%        2.20%       2.08%        2.10%        2.05%
Net investment income (loss)                               0.5%(2)      0.03%        0.04%      (0.29)%      (0.40)%      (0.53)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $       15,614     $  16,922    $  18,581   $  20,881    $  29,075    $  46,886
Portfolio turnover rate                                     32%(1)        89%          89%         51%          86%          71%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX                     FOR THE YEAR ENDED OCTOBER 31
                                                 MONTHS ENDED      ------------------------------------------------------------
                                                APRIL 30, 2005       2004         2003        2002         2001         2000
                                                --------------     ---------    ---------   ---------    ---------    ---------
                                                 (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $        15.45     $   13.70    $   11.83   $   13.73    $   20.61    $   21.05
                                                --------------     ---------    ---------   ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income++                                 0.12          0.20         0.13        0.09         0.10         0.12
  Net realized and unrealized gain (loss)                 1.07          1.69         1.74       (1.72)       (3.80)        2.36
                                                --------------     ---------    ---------   ---------    ---------    ---------
Total income (loss) from
 investment operations                                    1.19          1.89         1.87       (1.63)       (3.70)        2.48
                                                --------------     ---------    ---------   ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                                  (0.15)        (0.14)           -       (0.27)           -            -
  Net realized gain                                          -             -            -           -        (3.18)       (2.92)
                                                --------------     ---------    ---------   ---------    ---------    ---------
Total dividends and distributions                        (0.15)        (0.14)           -       (0.27)       (3.18)       (2.92)
                                                --------------     ---------    ---------   ---------    ---------    ---------
Net asset value, end of period                  $        16.49     $   15.45    $   13.70   $   11.83    $   13.73    $   20.61
                                                ==============     =========    =========   =========    =========    =========
TOTAL RETURN+                                             7.78%(1)     13.86%       15.81%     (12.20)%     (20.95)%      11.19%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                  1.19%(2)      1.19%        1.20%       1.15%        1.10%        1.05%
Net investment income                                     1.48%(2)      1.03%        1.04%       0.64%        0.60%        0.47%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $        5,676     $   6,896    $  42,454   $  39,716    $  49,539    $  54,016
Portfolio turnover rate                                     32%(1)        89%          89%         51%          86%          71%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37908RPT-RP05-00473P-YO4/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                        EUROPEAN
                                                                     EQUITY FUND


                                                               SEMIANNUAL REPORT
                                                                  APRIL 30, 2005


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

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Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005